SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) $ in Thousands	12 Months Ended
	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
FOREIGN CURRENCIES
Foreign currency remeasurement and transaction gains (losses)	$ (800)	$ 700	$ 300
RESTRICTED CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	30,200	25,700
Restricted cash and cash equivalents from initial capitalization of captive company	2,000
Additional cash and cash equivalents restricted at the election of management for potential insurance claims	28,200
Prepaid expenses and other	28,244	23,691
Other assets	2,000	2,000
PROPERTY, PLANT AND EQUIPMENT
Depreciation associated with abandonments	$ 23,000	9,100	16,400
Number of idle conventional rigs decommissioned | item	9
CAPITALIZATION OF INTEREST
Capitalized interest	$ 7,700	8,800	12,900
DRILLING REVENUES
Reimbursements received	328,900	332,500	329,700
RENT REVENUES
Minimum rents	9,400	9,009	8,757
Overage and percentage rents	1,090	1,384	$ 1,485
Fiscal Year
2015	8,404
2016	6,839
2017	5,618
2018	4,077
2019	3,000
Thereafter	6,352
Total	34,290
Cost and accumulated depreciation for real estate properties
Real estate properties	64,812	63,542
Accumulated depreciation	(42,754)	(41,847)
Real estate properties, Net	$ 22,058	$ 21,695
Minimum
RENT REVENUES
Lease term	3 years
Maximum
RENT REVENUES
Lease term	10 years
Contract drilling equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	4 years
Contract drilling equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	15 years
Real estate buildings and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	10 years
Real estate buildings and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	45 years
Other assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	2 years
Other assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	23 years